UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21670
Eaton Vance Enhanced Equity Income Fund II
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	December 31
Date of Reporting Period:	September 30, 2005

Item 1. Schedule of Investments

Eaton Vance Enhanced Equity Income Fund II                                                                     as of September 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 104.0%

Security	Shares	Value
Advertising — 0.9%
Lamar Advertising Co. (1)	188,700	$8,559,432
		$8,559,432
Aerospace & Defense — 2.9%
General Dynamics Corp.	51,700	6,180,735
L-3 Communications Holdings, Inc.	136,000	10,753,520
United Technologies Corp.	184,000	9,538,560
		$26,472,815
Air Freight & Logistics — 1.3%
FedEx Corp.	135,000	11,762,550
		$11,762,550
Apparel & Footwear — 3.2%
Liz Claiborne, Inc.	243,400	9,570,488
Nike, Inc., Class B	94,000	7,677,920
Polo Ralph Lauren Corp.	74,300	3,737,290
Reebok International Ltd.	139,500	7,891,515
		$28,877,213
Asset Management — 0.7%
Legg Mason, Inc.	61,500	6,745,935
		$6,745,935
Auto and Parts — 1.4%
BorgWarner, Inc.	227,400	12,839,004
		$12,839,004
Beverages — 2.6%
Anheuser-Busch Cos., Inc.	164,200	7,067,168
Constellation Brands, Inc., Class A (1)	313,900	8,161,400
PepsiCo, Inc.	149,800	8,495,158
		$23,723,726
Biotechnology — 3.4%
Amgen, Inc. (1)	95,900	7,640,353
Amylin Pharmaceuticals, Inc. (1)	142,200	4,947,138
Chiron Corp. (1)	202,800	8,846,136
Genzyme Corp. (1)	135,200	9,685,728
		$31,119,355
Business Services — 5.8%
CheckFree Corp. (1)	184,500	6,977,790
Cintas Corp.	208,600	8,563,030
First American Corp.	259,600	11,855,932

Manpower, Inc.	144,600	$6,418,794
Paychex, Inc.	513,500	19,040,580
		$52,856,126
Communications Equipment — 4.4%
Cisco Systems, Inc. (1)	451,700	8,098,981
Corning, Inc. (1)	414,000	8,002,620
Harris Corp.	241,000	10,073,800
QUALCOMM, Inc.	188,000	8,413,000
Scientific-Atlanta, Inc.	150,000	5,626,500
		$40,214,901
Computers & Peripherals — 3.9%
Dell, Inc. (1)	156,200	5,342,040
Hewlett-Packard Co.	147,000	4,292,400
International Business Machines Corp.	115,112	9,234,285
NCR Corp. (1)	248,000	7,913,680
Palm, Inc. (1)	132,517	3,754,206
SanDisk Corp. (1)	113,000	5,452,250
		$35,988,861
Consumer Finance — 0.7%
American Express Co.	106,500	6,117,360
		$6,117,360
Consumer Products — 0.6%
Brunswick Corp.	141,500	5,338,795
		$5,338,795
Consumer Services — 4.0%
Alliance Data Systems Corp. (1)	118,600	4,643,190
Cendant Corp.	351,800	7,261,152
ServiceMaster Co.	567,000	7,677,180
Weight Watchers International, Inc. (1)	323,900	16,706,762
		$36,288,284
Distribution/Wholesale — 1.3%
CDW Corp.	204,300	12,037,356
		$12,037,356
Diverse Financial Services — 0.7%
Citigroup, Inc.	136,500	6,213,480
		$6,213,480
Electrical Equipment — 1.5%
Emerson Electric Co.	187,900	13,491,220
		$13,491,220

Electronic Manufacturing Services — 1.5%
Flextronics International, Ltd. (1)	670,300	$8,613,355
Jabil Circuit, Inc. (1)	161,000	4,978,120
		$13,591,475
Food Products — 1.2%
Smithfield Foods, Inc. (1)	360,000	10,684,800
		$10,684,800
Health Services — 5.4%
Community Health Systems, Inc. (1)	203,800	7,909,478
DaVita, Inc. (1)	248,000	11,425,360
Henry Schein, Inc. (1)	207,200	8,830,864
Laboratory Corporation of America Holdings (1)	192,500	9,376,675
LifePoint Hospitals, Inc. (1)	149,500	6,537,635
Medco Health Solutions, Inc. (1)	88,000	4,825,040
		$48,905,052
Healthcare Equipment & Supplies — 5.1%
Beckman Coulter, Inc.	114,300	6,169,914
DENTSPLY International, Inc.	144,300	7,795,086
Edwards Lifesciences Corp. (1)	202,400	8,988,584
Fisher Scientific International, Inc. (1)	154,900	9,611,545
Medtronic, Inc.	207,400	11,120,788
Stryker Corp.	55,500	2,743,365
		$46,429,282
Hotel/Resort/Cruise — 1.0%
Carnival Corp.	190,500	9,521,190
		$9,521,190
Industrial Conglomerates — 0.7%
Tyco International, Ltd.	227,100	6,324,735
		$6,324,735
Industrial Machinery — 2.6%
Danaher Corp.	129,300	6,960,219
Parker-Hannifin Corp.	156,800	10,083,808
Timken Co.	231,000	6,844,530
		$23,888,557
Internet Services — 1.0%
Google, Inc., Class A (1)	27,500	8,702,650
		$8,702,650
Investment Banking & Brokerage — 0.9%
Goldman Sachs Group, Inc.	17,000	2,066,860
Merrill Lynch & Co., Inc.	99,900	6,128,865
		$8,195,725

IT Consulting — 0.7%
Accenture Ltd., Class A (1)	244,500	$6,224,970
		$6,224,970
Lodging and Casinos — 1.0%
Harrah’s Entertainment, Inc.	143,000	9,322,170
		$9,322,170
Media — 1.2%
Time Warner, Inc.	580,600	10,514,666
		$10,514,666
Metals-Industrial — 3.7%
Alcoa, Inc.	139,700	3,411,473
Inco Ltd.	370,400	17,538,440
Phelps Dodge Corp.	98,600	12,811,098
		$33,761,011
Oil and Gas-Equipment and Services — 3.7%
Halliburton Co.	244,900	16,780,548
Rowan Cos., Inc.	186,600	6,622,434
Williams Co., Inc.	404,500	10,132,725
		$33,535,707
Oil and Gas-Exploration and Production — 1.8%
Chesapeake Energy Corp.	194,500	7,439,625
Newfield Exploration Co. (1)	181,800	8,926,380
		$16,366,005
Personal Products — 2.0%
Alberto-Culver Co.	240,000	10,740,000
Colgate-Palmolive Co.	146,400	7,728,456
		$18,468,456
Pharmaceuticals — 6.6%
Allergan, Inc.	53,500	4,901,670
Endo Pharmaceuticals Holdings, Inc. (1)	325,100	8,670,417
Johnson & Johnson	185,800	11,757,424
Mylan Laboratories, Inc.	333,500	6,423,210
Sepracor, Inc. (1)	182,000	10,736,180
Teva Pharmaceutical Industries Ltd. ADR	290,300	9,701,826
Wyeth Corp.	181,800	8,411,886
		$60,602,613
Publishing — 1.0%
Getty Images, Inc. (1)	101,500	8,733,060
		$8,733,060

Regional Banks — 0.9%
Commerce Bancorp, Inc.	274,400	$8,421,336
		$8,421,336
Retail-Department Stores — 1.1%
Federated Department Stores, Inc.	145,000	9,696,150
		$9,696,150
Retail-Food and Drug — 1.9%
Safeway, Inc.	338,000	8,652,800
SUPERVALU, Inc.	264,500	8,231,240
		$16,884,040
Retail-General Merchandise — 2.2%
BJ’s Wholesale Club, Inc. (1)	365,200	10,152,560
Dollar General Corp.	540,000	9,903,600
		$20,056,160
Retail-Specialty — 1.9%
Best Buy Co., Inc.	204,400	8,897,532
PETsMART, Inc.	392,000	8,537,760
		$17,435,292
Semiconductors & Semiconductor Equipment — 7.9%
Broadcom Corp., Class A (1)	197,900	9,283,489
Intel Corp.	482,000	11,881,300
International Rectifier Corp. (1)	258,100	11,635,148
Intersil Corp., Class A	225,800	4,917,924
Linear Technology Corp.	203,100	7,634,529
Maxim Integrated Products, Inc.	69,600	2,968,440
Microchip Technology, Inc.	278,800	8,397,456
Sigmatel, Inc. (1)	420,000	8,500,800
Veeco Instruments, Inc. (1)	442,000	7,089,680
		$72,308,766
Software — 2.0%
Oracle Corp. (1)	850,161	10,533,495
Symantec Corp. (1)	350,300	7,937,798
		$18,471,293
Telecommunications Services — 2.3%
CenturyTel, Inc.	424,800	14,859,504
Citizens Communications Co.	444,200	6,018,910
		$20,878,414
Thrifts & Mortgage — 1.9%
MGIC Investment Corp.	201,000	12,904,200
PMI Group, Inc.	106,500	4,246,155
		$17,150,355

Transportation — 1.5%
Expeditors International of Washington, Inc.	128,400	$7,290,552
Swift Transportation Co., Inc. (1)	384,200	6,800,340
		$14,090,892
Total Common Stocks (identified cost $914,667,428)		$947,811,235

Commercial Paper — 2.7%

	Principal
	Amount
Security	(000’s omitted)	Value
UBS Finance LLC, Commercial Paper, 3.86%, 10/3/05	$24,680	$24,674,708
Total Commercial Paper (at amortized cost, $24,674,708)		$24,674,708

Short-Term Investments — 0.4%

	Principal
	Amount
Security	(000’s omitted)	Value
Investors Bank and Trust Company Time Deposit, 3.90%, 10/3/05	$3,074	$3,074,000
Total Short-Term Investments (at amortized cost, $3,074,000)		$3,074,000
Total Investments — 107.1% (identified cost $942,416,136)		$975,559,943

Call Options Written — (6.1)%

	Number of	Premium
Type of Contract	Contracts	Received	Value
Alberto-Culver Co., Expires 12/17/05, Strike 45.00	1,135	$291,600	$(175,925)
Alcoa, Inc., Expires 10/22/05, Strike 27.50	565	91,479	(2,825)
Allergan, Inc., Expires 1/21/06, Strike 85.00	535	308,639	(492,200)
American Express Co., Expires 10/22/05, Strike 55.00	1,065	241,667	(282,225)
Amgen, Inc., Expires 1/21/06, Strike 70.00	959	342,270	(1,083,670)
Amylin Pharmaceuticals, Inc., Expires 1/21/06, Strike 35.00	1,422	299,428	(497,700)
Anheuser-Busch Co., Expires 12/17/2005, Strike 50.00	280	32,032	(2,800)
Best Buy Co., Inc., Expires 12/17/05, Strike 42.50	2,044	729,538	(715,400)
BorgWarner, Inc., Expires 10/22/05, Strike 55.00	2,274	879,857	(488,910)
Broadcom Corp., Expires 1/21/06, Strike 45.00	1,979	552,964	(949,920)
Brunswick Corp., Expires 12/17/05, Strike 45.00	1,415	206,067	(14,150)
Carnival Corp., Expires 10/22/05, Strike 50.00	275	65,147	(31,625)
CDW Corp., Expires 10/22/05, Strike 55.00	525	166,375	(220,500)
Cendant Corp., Expires 1/21/06, Strike 20.00	1,825	199,694	(301,125)

Centurytel, Inc., Expires 1/21/06, Strike 35.00	3,868	$731,339	$(464,160)
Centurytel, Inc., Expires 10/22/05, Strike 30.00	380	93,821	(182,400)
Chesapeake Energy Corp., Expires 10/22/05, Strike 25.00	1,945	370,388	(2,567,400)
Chiron Corp., Expires 10/22/05, Strike 37.50	1,461	506,841	(832,770)
Cisco Systems, Inc., Expires 10/22/05, Strike 17.50	1,525	376,548	(83,875)
Colgate-Palmolive Co., Expires 1/21/06, Strike 55.00	1,464	167,513	(161,040)
Commerce Bancorp, Inc., Expires 12/17/05, Strike 30.00	2,743	636,349	(521,170)
Community Health Systems, Inc., Expires 12/17/05, Strike 35.00	2,038	511,925	(835,580)
Constellation Brands, Inc., Expires 1/21/06, Strike 30.00	3,139	261,924	(125,560)
Corning, Inc., Expires 11/19/05, Strike 12.50	4,140	774,184	(2,815,200)
Danaher Corp. Dec 05 Call Exp 12/17/05 Strike 55	1,293	165,608	(200,415)
DaVita, Inc., Expires 10/22/05, Strike 45.00	785	282,212	(129,525)
Dell, Inc., Expires 1/21/06, Strike 35.00	1,562	342,074	(257,730)
DENTSPLY International, Inc., Expires 10/22/05, Strike 55.00	765	146,810	(22,950)
Dollar General Corp., Expires 11/19/05, Strike 20.00	1,590	193,854	(15,900)
Edwards Lifesciences Corp., Expires 1/21/06, Strike 45.00	2,024	357,715	(344,080)
Emerson Electric Co., Expires 12/17/05, Strike 70.00	1,879	416,983	(620,070)
Federated Department Stores, Inc., Expires 11/19/05, Strike 75.00	705	315,065	(42,300)
Fedex Corp., Expires 10/22/05, Strike 85.00	920	264,257	(253,920)
First American Corp., Expires 1/21/06, Strike 40.00	1,830	566,698	(1,116,300)
Fisher Scientific International, Inc., Expires 12/17/05, Strike 65.00	1,549	235,820	(178,135)
Flextronics International, Ltd., Expires 1/21/06, Strike 12.50	6,703	609,288	(670,300)
General Dynamic Corp., Expires 1/21/06, Strike 115.00	517	225,878	(392,920)
Genzyme Corp., Expires 10/22/05, Strike 60.00	1,352	644,781	(1,622,400)
Getty Images, Inc., Expires 10/22/05, Strike 75.00	1,015	618,546	(1,116,500)
Goldman Sachs Group, Inc., Expires 10/22/05, Strike 100.00	170	114,220	(363,800)
Google, Inc., Expires 1/21/06, Strike 310.00	275	622,047	(627,000)
Halliburton Co., Expires 10/22/05, Strike 47.50	2,449	886,353	(5,387,800)
Harrah’s Entertainment, Inc., Expires 11/19/05, Strike 80.00	660	199,327	(6,600)
Harris Corp., Expires 11/19/05, Strike 35.00	1,170	306,442	(842,400)
Henry Schein, Inc., Expires 10/22/05, Strike 45.00	1,035	85,220	(20,700)
Hewlett-Packard Co., Expires 11/19/05, Strike 25.00	1,470	193,923	(632,100)
Inco, Ltd., Expires 01/21/06, Strike 40.00	3,704	1,359,135	(3,111,360)
Intel Corp., Expires 10/22/05, Strike 25.00	740	197,510	(29,600)

International Business Machines Corp., Expires 10/22/05, Strike 85.00	735	$150,240	$(22,050)
International Rectifier Corp., Expires 12/17/05, Strike 50.00	2,581	586,792	(271,005)
Intersil Corp., Expires 10/22/05, Strike 17.50	575	140,821	(17,250)
Jabil Circuit, Inc., Expires 12/17/05, Strike 30.00	1,610	289,753	(307,510)
Johnson & Johnson, Expires 1/21/06, Strike 65.00	1,858	392,158	(306,570)
L-3 Communications Holdings, Inc., Expires 10/22/05, Strike 75.00	1,360	553,400	(625,600)
Laboratory Corporation of America Holdings, Expires 1/21/06, Strike 50.00	1,824	314,082	(273,600)
Lamar Advertising Co., Expires 10/22/05, Strike 40.00	430	88,966	(240,800)
Legg Mason, Inc., Expires 11/19/05, Strike 110.00	615	205,086	(282,900)
LifePoint Hospitals, Inc., Expires 11/19/05, Strike 50.00	1,495	144,943	(22,425)
Liz Claiborne, Inc., Expires 10/22/05, Strike 40.00	1,190	156,985	(47,600)
Manpower, Inc., Expires 12/17/05, Strike 45.00	1,446	277,514	(245,820)
Medco Health Solutions, Inc., Expires 10/22/05, Strike 50.00	880	366,873	(448,800)
Medtronic, Inc., Expires 11/19/05, Strike 55.00	2,074	393,744	(217,770)
Merrill Lynch & Co., Inc., Expires 1/21/06, Strike 55.00	999	516,381	(759,240)
MGIC Investment Corp., Expires 12/17/05, Strike 65.00	1,310	257,963	(340,600)
Microship Technology, Inc., Expires 10/22/05, Strike 30.00	655	145,349	(62,225)
Mylan Laboratories, Inc., Expires 1/21/06, Strike 17.50	3,335	545,929	(783,725)
NCR Corp., Expires 10/22/05, Strike 35.00	725	99,260	(7,250)
Newfield Exploration Co., Expires 12/17/05, Strike 45.00	1,818	795,576	(1,199,880)
Nike, Inc., Expires 10/22/05, Strike 90.00	635	169,485	(3,175)
Oracle Corp., Expires 12/17/05, Strike 13.00	4,500	527,403	(135,000)
Palm, Inc., Expires 1/21/06, Strike 30.00	1,325	313,915	(298,125)
Parker-Hannifin Corp., Expires 11/19/05, Strike 65.00	1,568	293,434	(297,920)
Paychex, Inc., Expires 12/17/05, Strike 35.00	5,135	432,967	(1,283,750)
PepsiCo, Inc., Expires 10/22/05, Strike 55.00	690	82,792	(141,450)
PET sMART, Inc., Expires 10/22/05, Strike 30.00	1,940	498,418	(9,700)
Phelps Dodge Corp., Expires 10/22/05, Strike 95.00	635	474,777	(2,254,250)
Polo Ralph Lauren Corp., Expires 1/21/06, Strike 50.00	743	194,596	(260,050)
QUALCOMM, Inc., Expires 10/22/05, Strike 40.00	1,880	238,611	(883,600)
Reebok International, Ltd., Expires 10/22/05, Strike 42.50	1,395	351,424	(1,953,000)
Rowan Cos., Inc., Expires 1/21/06, Strike 35.00	1,866	709,215	(653,100)
Safeway, Inc., Expires 12/17/05, Strike 25.00	3,380	433,933	(591,500)
SanDisk Corp., Expires 10/22/05, Strike 25.00	1,130	279,016	(2,621,600)
Sepracor, Inc., Expires 10/22/05, Strike 60.00	935	595,496	(144,925)

ServiceMaster Co. (The), Expires 1/21/06, Strike 12.50	4,670	$508,909	$(583,750)
Sigmatel, Inc., Expires 12/17/05, Strike 17.50	1,035	409,869	(362,250)
Sigmatel, Inc., Expires 12/17/05, Strike 20.00	3,165	674,645	(727,950)
Smithfield Foods, Inc., Expires 10/22/05, Strike 30.00	1,600	324,717	(72,000)
SUPERVALUE, Inc., Expires 10/22/05, Strike 30.00	905	299,088	(122,175)
Swift Transportation Co., Inc., Expires 10/22/05, Strike 25.00	3,842	449,308	(19,210)
Symantec Corp., Expires 10/22/05, Strike 22.50	1,788	226,934	(125,160)
Teva Pharmaceutical Industries, Ltd., Expires 12/17/05, Strike 35.00	2,903	557,190	(203,210)
Time Warner, Inc., Expires 10/22/05, Strike 17.00	970	88,185	(126,100)
Timken Co. (The), Expires 12/17/05, Strike 30.00	2,310	217,922	(288,750)
Tyco International, Ltd., Expires 10/22/05, Strike 30.00	565	91,015	(5,650)
United Technologies Corp., Expires 11/19/05, Strike 52.50	1,255	221,218	(131,775)
Veeco Instruments, Inc., Expires 10/22/05, Strike 20.00	2,585	324,084	(12,925)
Weight Watchers International, Inc., Expires 1/21/06, Strike 55.00	3,239	832,219	(566,825)
Williams Cos., Inc., Expires 1/21/06, Strike 22.50	4,045	542,341	(1,375,300)
Wyeth, Expires 1/21/06, Strike 45.00	1,818	486,599	(518,130)
Total Call Options Written (premiums received $36,458,895)			$(55,107,860)
Other Assets, Less Liabilities — (1.0)%			$(9,215,526)
Net Assets — 100.0%			$911,236,557

ADR	—	American Depository Receipt
(1)		Non-income producing security.

The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$942,416,136
Gross unrealized appreciation	$63,050,566
Gross unrealized depreciation	(29,906,759)
Net unrealized appreciation	$33,143,807

Written call option activity for the period ended September 30, 2005 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	—	$—
Options written	424,912	84,969,116
Options terminated in closing purchase transactions	(172,143)	(29,918,544)
Options exercised	(79,466)	(17,117,376)
Options expired	(6,173)	(1,474,301)
Outstanding, end of period	167,130	$36,458,895

At September 30, 2005, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Enhanced Equity Income Fund II

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer

Date:	November 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer

Date:	November 28, 2005

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer

Date:	November 28, 2005